Note 1 - Business and Organization (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (8,074,335)	$ (5,077,030)
Working Capital	861,929
Assets, Current	2,016,682	1,891,147
Long-term Debt	5,860,668	3,245,972
Retained Earnings (Accumulated Deficit)	(91,915,426)	(84,075,695)
Cash and Cash Equivalents, at Carrying Value	1,910,153	1,763,114	$ 154,460
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	3,971,009	$ 3,532,563
Revenues	$ 281,106